Segment Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]

Segment information related to the three months ended June 30, 2012 and 2011 is set forth below:

	Three Months Ended June 30, 2012			Three Months Ended June 30, 2011
	Payday	Cricket Wireless	Total	Payday	Cricket Wireless	Total

Revenues from external customers	$2,839,713	$3,088,256	$5,927,969	$2,603,830	$1,436,252	$4,040,082
Net income	$372,601	$(18,850)	$353,751	$335,670	$(65,955)	$269,715

	Six Months Ended June 30, 2012			Six Months Ended June 30, 2011
	Payday	Cricket Wireless	Total	Payday	Cricket Wireless	Total

Revenues from external customers	$5,628,830	$7,815,909	$13,444,739	$5,244,827	$3,833,886	$9,078,713
Net income (loss)	$741,374	$401,419	$1,142,793	$715,238	$(33,154)	$682,084
Total segment assets	$14,728,243	$7,044,853	$21,773,096	$14,500,282	$4,911,842	$19,412,124

Segment information related to the years ended December 31, 2011 and 2010:

	For the Year Ended December 31, 2011			For the Year Ended December 31, 2010
	Payday	Cricket Wireless	Total	Payday	Cricket Wireless	Total

Revenues	$11,211,739	$8,276,181	$19,487,920	$11,753,254	$6,225,193	$17,978,447
Depreciation and amortization	$151,249	$583,742	$734,991	$183,186	$632,397	$815,583
Interest expense	$-	$290,913	$290,913	$144	$405,105	$405,249
Income tax expense (benefit)	$963,000	$(80,000)	$883,000	$1,009,000	$(257,000)	$752,000
Net income (loss)	$1,575,757	$(140,526)	$1,435,231	$1,745,791	$(396,850)	$1,348,941
Total segment assets	$15,037,112	$6,984,665	$22,021,776	$15,481,283	$5,289,599	$20,770,882
Expenditures for segmented assets	$55,216	$1,451,856	$1,507,072	$101,991	$51,973	$153,964